   As filed with the Securities and Exchange Commission on February 25, 2000
                                                  Registration No.333-94605
================================================================================

                    U.S. Securities and Exchange Commission
                             Washington, DC 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 [_]Pre-Effective Amendment No. ___    [X]Post-Effective Amendment No. 1
                       (Check appropriate box or boxes)

               Exact Name of Registrant as Specified in Charter:
                              BLACKROCK FUNDS(SM)

                        Area Code and Telephone Number:
                                (800) 441-7762

                    Address of Principal Executive Offices:
                        Bellevue Park Corporate Center
                             400 Bellevue Parkway
                             Wilmington, DE 19809

                    Name and Address of Agent for Service:

                            BRIAN P. KINDELAN, ESQ.
                           BlackRock Advisors, Inc.
                       1600 Market Street, 28/th/ Floor
                            Philadelphia, PA 19103

                                  Copies to:

     MICHAEL P. MALLOY, ESQ.            CYNTHIA G. COBDEN, ESQ.
     Drinker Biddle & Reath LLP         Simpson Thacher & Bartlett
     One Logan Square                   425 Lexington Avenue
     18/th/ and Cherry Streets          New York, NY 10017-3954
     Philadelphia, PA 19103-6996


     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

     Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 33-26305/811-5742) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended September 30, 1999 was filed on December 8, 1999. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

                                 EXPLANATORY NOTE


     The combined prospectus/proxy statement and statement of additional information included in Registrant's filing of its Registration Statement on Form N-14 on January 13, 2000 are incorporated herein by reference.

                                   FORM N-14
                                   ---------

                          Part C - Other Information
                          --------------------------


Item 15.  Indemnification.
          ---------------

          Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 7 of the Distribution Agreement incorporated by reference herein as Exhibit 5(a). Indemnification of Registrant's Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 22 of the Custodian Agreement incorporated by reference herein as Exhibit 7(a),
Section 17 of the Transfer Agency Agreement incorporated by reference herein as
Exhibit 8(c) and Section 11 of the Administration Agreement which is Exhibit 8(a) hereof. Registrant intends to obtain from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

          Indemnification of Trustees, Officers, Representatives and Employees.
          --------------------------------------------------------------------
     The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except
                                                                      ------
     with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a
                              --------
     compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or
               --------
     reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have
                             --------
     given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

          The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Section 9.6 of the Registrant's Declaration of Trust, filed herein as
Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

          Indemnification of Shareholders.  In case any Shareholder or former
          -------------------------------
     Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.


Item 16.  Exhibits.
          --------

          (1)  Articles of Incorporation

               (a) Declaration of Trust of the Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/811-05742) filed on January 27, 1998 ("PEA No. 33").

               (b) Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit (1)(b) of PEA No. 33.

               (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit
                    (1)(c) of PEA No. 33.

               (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated herein by reference to Exhibit (1)(d) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/811-05742 filed on October 18, 1996.

               (e) Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit
                    (1)(e) of PEA No. 33.


     (2)  By-laws

               (a) Amended and Restated Code of Regulations is incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/ 811-05742) filed on June 11,
                    1999 ("PEA No. 42").


     (3)  Voting Trust Agreement(s)

                    None.


     (4) Plan of Reorganization previously filed as Appendix A to the Combined Prospectus/Proxy Statement.


     (5)  Instruments Defining Rights of Security Holders.

          (a) Sections V, VIII and IX of Registrant's Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of PEA No. 33; Article II of Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of PEA No. 33.

     (6) Investment Advisory Contracts.

         (a) Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. relating to all Portfolios except the Multi-Sector Mortgage Securities Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/811-05742) filed on May 30, 1996 ("PEA No. 21").

         (b) Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(b) of PEA No. 21.

         (c) Addendum No. 1 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/811-05742) filed on January 28, 1997 ("PEA No. 27").

         (d) Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/811-05742) filed on December 18, 1996.

         (e) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (5)(e) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/811-05742) filed on August 19, 1997 ("PEA No. 30").

         (f) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Portfolios is incorporated herein by reference to Exhibit (5)(c) of PEA No. 21.

          (g) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Large Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of PEA No. 21.

          (h) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Large Cap Growth Equity and Small Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of PEA No. 21.

          (i) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(c) of PEA No. 21.

          (j) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Equity and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(c) of PEA No. 21.

          (k) Sub-Advisory Agreement among PNC Asset Management Group, Inc., Provident Capital Management, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio is incorporated herein by reference to exhibit (5)(c) of PEA No. 21.

          (l) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Mid Cap Value Equity Portfolio is incorporated herein by reference to Exhibit (5)(k) of PEA No. 27.

          (m) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Mid Cap Growth Equity Portfolio is incorporated herein by reference to Exhibit (5)(l) of PEA No. 27.

          (n) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio is incorporated herein by reference to Exhibit (5)(m) of PEA No. 27.

          (o) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (5)(o) of PEA No. 30.

          (p) Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Micro-Cap Equity Portfolio, GNMA Portfolio, Delaware Tax-Free Income Portfolio and Kentucky Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(p) of PEA No. 33.

          (q) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Micro-Cap Equity Portfolio is incorporated herein by reference to Exhibit (5)(q) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/811-05742) filed January 27, 1998 ("PEA No. 33").

          (r) Form of Sub-Advisory Agreement between BlackRock, Inc. and BlackRock Financial Management, Inc. with respect to the GNMA, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios is incorporated herein by reference to Exhibit (5)(r) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/811-05742) filed on February 13, 1998 ("PEA No. 34").

          (s) Form of Addendum No. 4 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit (5)(s) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/811-05742) filed on August 7, 1998 ("PEA No. 37").

          (t) Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit (5)(t) of PEA No. 37.

          (u) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio IV is incorporated herein by reference to Exhibit (4)(u) of PEA No. 42.

     (7)  Underwriting Contracts.

          (a) Distribution Agreement between Registrant and BlackRock Distributors Inc. dated as of June 25, 1999 is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed on August 24, 1999.

          (b)  Form of Appendix A to Distribution Agreement between
               Registrant and BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed on August 24, 1999 ("PEA No. 45").

     (8)  Bonus or Profit Sharing Contracts.

          None.


     (9)  Custodian Agreements.

          (a) Custodian Agreement dated October 4, 1989 between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(a) of PEA No. 33.

          (b) Amendment No. 1 to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(b) of PEA No. 33.

          (c) Amendment No. 2 dated March 1, 1993 to Custodian Agreement between Registrant and PNC Bank National Association with respect to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (8)(c) of PEA No. 33.

          (d) Form of Appendix B to Custodian Agreement between Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit
               (7)(d) of PEA No. 42.

          (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit
               (8)(e) of PEA No. 34.

          (f) Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of PEA No. 33.

          (g) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1993 is incorporated herein by reference to Exhibit (8)(g) of PEA No. 34.

          (h) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit
               (8)(h) of PEA No. 34.

          (i) Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit (8)(j) of PEA No. 27.


     (10) Rule 12b-1 and Rule 18f-3 Plans.

          (a) Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional BlackRock and HL Shares is incorporated herein by reference to Exhibit 15 of PEA No. 21.

          (b) Form of Appendix A to Amended and Restated Distribution and Service Plan is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed on August 11, 1999.

          (c) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 15(a) of PEA No. 45.

     (11) Legal Opinion.

          Opinion and consent of Ropes & Gray filed herewith.

     (12) Opinion as to Tax Consequences.

          Form of Opinion and Consent of Drinker Biddle & Reath LLP as to Tax Consequences (previously filed).

     (13) Other Material Contracts.

          (a) Form of Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 8(a) to PEA No. 42.

          (b) Forms of Appendix A and Appendix B to Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc. are incorporated herein by reference to Exhibit 8(b) to PEA No. 44.

          (c) Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC, Inc. is incorporated herein by reference to Exhibit (9)(e) of PEA No. 33.

          (d) Amendment No. 1 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC, Inc. relating to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit
               (9)(f) of PEA No. 33.

          (e) Amendment No. 2 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC, Inc. relating to the Pennsylvania Municipal Money Market, Ohio Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit (9)(g) of PEA No. 33.

          (f) Amendment No. 3 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC, Inc. relating to the Short Term Bond, Intermediate Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (9)(h) of PEA No. 33.

          (g) Amendment No. 4 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC, Inc. relating to Series B Investor Shares of the Money Market, Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Intermediate Term Bond, Small Cap Growth Equity, Core Equity, International Fixed Income, Government Income, International Emerging Markets, International Equity and Balanced Portfolios is incorporated herein by reference to Exhibit (9)(i) of PEA No. 33.

          (h) Form of Appendix C to Transfer Agency Agreement between Registrant and PFPC, Inc. is incorporated herein by reference to
               Exhibit 8(h) of PEA No. 42.

          (i) License Agreement dated as of December 1, 1995 between the Registrant and Compass Capital Group, Inc. is incorporated herein by reference to Exhibit (9)(q) of PEA No. 27.

          (j) Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank National Association and PNC Bank Delaware, respectively; each as a trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit (9)(l) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/811-05742) filed on April 29, 1998.

          (k) Form of Expense Limitation Agreement dated as of January 28, 1999 between Registrant and BlackRock Advisors, Inc. is incorporated herein by reference to Exhibit (8)(k) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 33-26305/811-05742) filed on January 28, 1999.


     (14) Other Opinions.

          Consent of PricewaterhouseCoopers LLP.


     (15) Financial Statements Omitted Pursuant to Item 14(a)(1).

          None.


     (16) Powers of Attorney.

          None.


     (17) Additional Exhibits.

          (a)  Form of Proxy Card (previously filed).

          (b) Prospectus for Investor Shares of the Bond Portfolios of BlackRock Funds(SM) dated January 28, 2000.

          (c) Statement of Additional Information of BlackRock Funds(SM) dated January 28, 2000.

          (d) Annual Report to Shareholders for Investor Shares of the Bond Portfolios of BlackRock Funds(SM) dated September 30, 1999 (previously filed).

          (e) Annual Report to Shareholders of ISIS dated December 31, 1999.





Item 17.  Undertakings.
          ------------

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1), above, will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES
                                  ----------

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and that this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 25th day of February, 2000.



                                    BLACKROCK FUNDS
                                    Registrant
                                    By:  /s/ Raymond J. Clark
                                         --------------------
                                         Raymond J. Clark
                                         President and Treasurer
                                         (Principal Executive Officer)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                        Title                        Date
---------                        -----                        ----

 /s/ Raymond J. Clark            Trustee, President and       February 25, 2000
------------------------------
Raymond J. Clark                 Treasurer


 /s/ David R. Wilmerding, Jr.    Chairman of the Board        February 25, 2000
------------------------------
David R. Wilmerding, Jr.


 /s/ Anthony M. Santomero        Vice-Chairman of the Board   February 25, 2000
------------------------------
Anthony M. Santomero


 /s/ William C. Albertini        Trustee                      February 25, 2000
------------------------------
William C. Albertini


 /s/ Robert M. Hernandez         Trustee                      February 25, 2000
------------------------------
Robert M. Hernandez

                                   Exhibits

Item           Description
----           -----------
(11)           Opinion and Consent of Ropes & Gray.

(14)           Consent of PriceWaterhouseCoopers LLP.

(17)

          (b)  Prospectus for Investor Shares of the Bond Portfolios of
               BlackRock Funds(SM) dated January 28, 2000.

          (c)  Statement of Additional Information of BlackRock Funds(SM) dated
               January 28, 2000.

          (e)  Annual Report to Shareholders of ISIS dated December 31, 1999.
